Management of financial risks and financial instruments - Summary of financial liabilities into groupings based on their contractual maturities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	R$ 21,043,459	R$ 15,253,376
Derivative financial liabilities	37,546,940	40,047,687
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	58,713,869	71,779,721
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financial Liabilities At Amortized Cost, Financial Instruments Payable	123,403,515	95,248,482
Financial Liabilities At Amortized Cost Borrowings	237,894	1,666,432
Financial Liabilities At Amortized Cost Accounts Payables	810,157	763,465
Financial Liabilities At Amortized Cost Other Financial Liabilities	12,320,730	14,730,863
Financial liabilities	276,497,370	257,965,004
Not later than one month [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	20,388,644	14,830,405
Derivative financial liabilities	3,464,532	7,176,746
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	33,233,998	71,779,721
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	22,420,806	18,474,978
Financial Liabilities At Amortized Cost, Financial Instruments Payable	11,864,505	6,140,457
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	691,171	763,465
Financial Liabilities At Amortized Cost Other Financial Liabilities	7,105,929	9,124,704
Financial liabilities	99,169,585	128,290,476
Later than one month and not later than three months [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	808,169	3,336,329
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	19,669,809	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	11,833,502	16,786,357
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	66,554	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	887,012	1,560,439
Financial liabilities	33,265,046	21,683,125
Later than three months and not later than one year [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	9,905,322	10,134,377
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	5,793,351	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	55,855,849	29,109,323
Financial Liabilities At Amortized Cost Borrowings	237,894	1,666,432
Financial Liabilities At Amortized Cost Accounts Payables	52,432	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	3,991,554	3,584,285
Financial liabilities	75,836,402	44,494,417
Later than one year and not later than five years [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	0	0
Derivative financial liabilities	18,347,974	11,738,481
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	0	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	38,232,718	37,796,433
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	336,235	461,435
Financial liabilities	56,916,927	49,996,349
Later than five years [member]
Disclosure of financial assets [line items]
Financial Liabilities At Fair Value Through Profit Or Loss Securities Loaned	654,815	422,971
Derivative financial liabilities	5,020,943	7,661,754
Financial Liabilities At Amortized Cost Securities Sold Under Repurchase Agreements	16,711	0
Financial Liabilities At Amortized Cost Securities Trading And Intermediation	0	0
Financial Liabilities At Amortized Cost, Financial Instruments Payable	5,616,941	5,415,912
Financial Liabilities At Amortized Cost Borrowings	0	0
Financial Liabilities At Amortized Cost Accounts Payables	0	0
Financial Liabilities At Amortized Cost Other Financial Liabilities	0	0
Financial liabilities	R$ 11,309,410	R$ 13,500,637